Revenues (Details) - Disaggregation of Revenue - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue recognized at point in time:
Total revenue recognized from contracts with customers	$ 24,383	$ 15,758
Other [Member]
Revenue recognized at point in time:
Total revenue recognized from contracts with customers	2,650	192
Total revenue recognized at point in time [Member]
Revenue recognized at point in time:
Total revenue recognized from contracts with customers	23,335	14,766
Total revenue recognized over time [Member]
Revenue recognized at point in time:
Total revenue recognized from contracts with customers	1,048	992
Interchange and card revenue [Member[
Revenue recognized at point in time:
Total revenue recognized from contracts with customers	8,351	6,607
Servicing fees from partner bank [Member]
Revenue recognized at point in time:
Total revenue recognized from contracts with customers	9,372	4,765
Account fees [Member]
Revenue recognized at point in time:
Total revenue recognized from contracts with customers	2,686	2,909
University fees - disbursement activity [Member]
Revenue recognized at point in time:
Total revenue recognized from contracts with customers	276	293
University fees - subscriptions [Member]
Revenue recognized at point in time:
Total revenue recognized from contracts with customers	$ 1,048	$ 992